Retirement Benefit Plans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Contribution Plan [line items]
Percentage of monthly salaries and wages contributed to employees' individual pension accounts	6.00%
Top of range [Member]
Disclosure Of Defined Contribution Plan [line items]
Defined benefit plan contribution, percentage	15.00%